Financial items (Tables)	12 Months Ended
Dec. 31, 2021
Finance Income Expense [Abstract]
Schedule of Finance items [text block]
Full year
(in USD million) 2021 2020 2019
Foreign currency exchange gains/(losses) derivative

financial instruments

870 (1,288) 132
Other foreign currency exchange gains/(losses) (823) 642 92
Net foreign currency exchange gains/(losses) 47 (646) 224
Dividends received 39 44 75
Interest income financial investments, including

cash and cash equivalents
38 108 125
Interest income non-current financial receivables 26 34 21
Interest income other current financial assets and other

financial items
48 113 281
Interest income and other financial items 151 298 502
Gains/(losses) financial investments (348) 456 243
Gains/(losses) other derivative financial instruments (708) 448 473
Interest expense bonds and bank loans and net

interest on related derivatives
(896) (951) (987)
Interest expense lease liabilities (93) (104) (126)
Capitalised borrowing costs 334 308 480
Accretion expense asset retirement obligations (453) (412) (456)
Interest expense current financial liabilities and

other finance expense
(114) (232) (360)
Interest and other finance expenses (1,223) (1,392) (1,450)
Net financial items (2,080) (836) (7)